CONDENSED CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (Unaudited) - USD ($)	Hman Group holdings Inc and subsidiaries Common Stock	Hman Group holdings Inc and subsidiaries Treasury Stock	Hman Group holdings Inc and subsidiaries Additional Paid-in Capital	Hman Group holdings Inc and subsidiaries Accumulated deficit	Hman Group holdings Inc and subsidiaries Accumulated Other Comprehensive (Loss)	Hman Group holdings Inc and subsidiaries	Additional Paid-in Capital	Accumulated deficit	Total
Balance at Dec. 30, 2017	$ 5,000	$ (540,000)	$ 552,053,000	$ 2,422,000	$ (26,537,000)	$ 527,403,000
Balance at beginning (in shares) at Dec. 30, 2017	547,000	(1,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income - basic and diluted				(58,681,000)		(58,681,000)
Stock-based compensation			1,590,000			1,590,000
Change in cumulative foreign currency translation adjustment					(11,053,000)	(11,053,000)
Balance at Dec. 29, 2018	$ 5,000	$ (4,320,000)	553,843,000	(61,871,000)	(37,590,000)	450,067,000
Balance at ending (in shares) at Dec. 29, 2018	547,000	(5,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income - basic and diluted				(85,479,000)		(85,479,000)
Stock-based compensation			2,981,000			2,981,000
Change in cumulative foreign currency translation adjustment					5,550,000	5,550,000
Balance at Dec. 28, 2019	$ 5,000	$ (4,320,000)	557,674,000	(147,350,000)	(32,040,000)	373,969,000
Balance at ending (in shares) at Dec. 28, 2019	548,000	(5,000)
Balance at Dec. 31, 2018							$ 306	$ 0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income - basic and diluted							0	0	0
Balance at Dec. 31, 2019							306	0	0
Balance at Dec. 28, 2019	$ 5,000	$ (4,320,000)	557,674,000	(147,350,000)	(32,040,000)	373,969,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income - basic and diluted				(14,804,000)		(14,804,000)
Stock-based compensation			1,145,000			1,145,000
Restricted shares issued (in shares)	1,000
Change in cumulative foreign currency translation adjustment					(11,213,000)	(11,213,000)
Balance at Mar. 28, 2020	$ 5,000	$ (4,320,000)	558,819,000	(162,154,000)	(43,253,000)	349,097,000
Balance at ending (in shares) at Mar. 28, 2020	549,000	(5,000)
Balance at Dec. 28, 2019	$ 5,000	$ (4,320,000)	557,674,000	(147,350,000)	(32,040,000)	373,969,000
Balance at beginning (in shares) at Dec. 28, 2019	548,000	(5,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income - basic and diluted				(24,499,000)		(24,499,000)
Stock-based compensation			5,125,000			$ 5,125,000
Proceeds from sale of common stock (in shares)						7,333
Restricted shares issued (in shares)	1,000
Change in cumulative foreign currency translation adjustment					2,652,000	$ 2,652,000
Balance at Dec. 26, 2020	$ 5,000	$ (4,320,000)	570,139,000	(171,849,000)	(29,388,000)	364,587,000
Balance at ending (in shares) at Dec. 26, 2020	556,000	(5,000)
Balance at Dec. 31, 2019							306	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income - basic and diluted							0	0	0
Balance at Mar. 31, 2020							306	0	0
Balance at Dec. 31, 2019							306	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income - basic and diluted							0	(28,890,395)	(28,890,395)
Balance at Dec. 31, 2020							33,888,383	(28,890,395)	5,000,010
Balance at Dec. 26, 2020	$ 5,000	$ (4,320,000)	570,139,000	(171,849,000)	(29,388,000)	364,587,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income - basic and diluted				(8,970,000)		(8,970,000)
Stock-based compensation			1,741,000			1,741,000
Proceeds from sale of common stock (in shares)	2,000
Restricted shares issued			1,643,000			1,643,000
Change in cumulative foreign currency translation adjustment					2,473,000	2,473,000
Balance at Mar. 27, 2021	$ 5,000	$ (4,320,000)	$ 573,523,000	$ (180,819,000)	$ (26,915,000)	$ 361,474,000
Balance at ending (in shares) at Mar. 27, 2021	558,000	(5,000)
Balance at Dec. 31, 2020							33,888,383	(28,890,395)	5,000,010
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income - basic and diluted							0	10,719,999	10,719,999
Balance at Mar. 31, 2021							$ 23,168,492	$ (18,170,396)	$ 5,000,010